General Information and Basis of Presentation (Policies)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation

These unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and related Securities and Exchange Commission (“SEC”) rules for interim financial reporting. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In our opinion, all adjustments consisting of normal recurring items, necessary for a fair statement of financial position, operating results and cash flows have been included in the unaudited interim condensed consolidated financial statements and related notes. The unaudited interim condensed consolidated financial statements and related notes should be read in conjunction with the audited consolidated financial statements and related notes for the year ended December 31, 2024 included in our Annual Report on Form 20-F filed with the SEC on March 25, 2025 (the “2024 Annual Report”). The year-end condensed balance sheet data was derived from the audited financial statements but does not include all disclosures required by accounting principles generally accepted in the United States of America. The results for the six months ended June 30, 2025, are not necessarily indicative of results for the year ending December 31, 2025, or any other future periods.

In preparing these unaudited condensed consolidated financial statements, the Company has disaggregated certain income statement line items. This disaggregation was performed to enhance clarity and to provide users with greater insight into the Company’s financial position. Unrealized foreign exchange gains and losses are now separately disclosed and disaggregated from interest expense. Prior period balances have been reclassified to conform to the current period presentation.

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company, its subsidiaries and variable interest entities (“VIE”) for which the Company is a primary beneficiary (please read Note 15—Variable Interest Entities for additional information). All intercompany accounts and transactions have been eliminated on consolidation.

The results of operations are subject to seasonal and other fluctuations and are therefore not necessarily indicative of results that may otherwise be expected for the entire year.
Management has evaluated the Company’s ability to continue as a going concern and considered the conditions and events that could raise substantial doubt about the Company’s ability to continue as a going concern within 12 months after the financial statements are issued. As part of the evaluation, and among other things, management has considered the following:

•our current financial condition and liquidity sources, including current funds available and forecasted future cash flows;
•the severity and duration of any world events and armed conflicts, including the Russian-Ukraine war, conflicts in the Israel-Gaza region and the broader conflict in the Middle East involving Iran and other nations, and associated repercussions to supply and demand for oil and gas and the economy generally as well as possible effects of trade disruptions and trade tariffs;

Following the signing of the May 2025 Facility, the substantial doubt over the Company's ability to continue as a going concern that was disclosed in both the Company’s Preliminary Fourth Quarter and Financial Year 2024 Results (Unaudited) released on March 12, 2025 and in the Company’s Annual Report on Form 20-F for the Year Ended December 31, 2024 released on March 25, 2025, has been alleviated.

Following the evaluation Management has determined that it is appropriate to continue to adopt the going concern basis in preparing the financial statements.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
New accounting standards issued as of June 30, 2025 may affect future reporting by Navigator Holdings Ltd. The Company's 2024 Annual Report contains a list of such accounting pronouncements that may be relevant in the future and new accounting pronouncements were announced during the six months ended June 30, 2025. The impact of these announcement on the financial reporting was assessed and the Company concluded that there is no material impact for current and future reporting periods.